Accrued Expenses and Other Payables	6 Months Ended
Mar. 31, 2023
Accrued Expenses and Other Payables [Abstract]
ACCRUED EXPENSES AND OTHER PAYABLES
13.	ACCRUED EXPENSES AND OTHER PAYABLES

As of September 30, 2022 and March 31, 2023, accrued expenses and other payables consisted of the following:

	2022	2023
	(audited)
Other taxes payable (1)	$6,916,501	$7,113,779
Payroll payable	392,192	497,964
Loan from third-parties	-	481,392
Others	519,170	598,179
Total of accrued expenses and other payables	$7,827,863	$8,691,314

(1)	The balance mainly is the VAT payable of $6,218,723 and $6,394,420 as of September 30, 2022 and March 31, 2023, respectively.